CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - BALANCE SHEETS (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ASSETS
Cash and cash equivalents	$ 114,389,028	¥ 746,388,408	¥ 1,005,980,251	¥ 1,069,361,250
Prepaid expenses and other current assets	61,881,428	403,776,319	707,449,614
TOTAL ASSETS	1,149,120,262	7,498,009,708	8,280,632,478
LIABILITIES
Accrued expenses and other liabilities	49,616,618	323,748,430	274,439,480
TOTAL LIABILITIES	677,695,948	4,421,966,056	3,913,526,810
Equity:
Common Shares	31,091	202,870	201,240
Additional paid-in capital	470,198,503	3,068,045,239	2,987,363,137
Retained earnings (Accumulated deficits)	(2,230,060)	(14,551,146)	1,311,194,007
Accumulated other comprehensive income	3,227,444	21,059,073	67,100,802
Total X Financial shareholders' equity	471,226,978	3,074,756,036	4,365,859,186
TOTAL LIABILITIES AND EQUITY	1,149,120,262	7,498,009,708	8,280,632,478
Parent Company | Reportable legal entity
ASSETS
Cash and cash equivalents	925,923	6,041,648	14,051,790
Prepaid expenses and other current assets	285,383	1,862,127	4,762,941
Amount due from subsidiaries and VIEs	154,607,065	1,008,811,092	1,017,874,882
Investments in subsidiaries and VIEs	316,922,803	2,067,921,292	3,378,505,504
TOTAL ASSETS	472,741,174	3,084,636,159	4,415,195,117
LIABILITIES
Accrued expenses and other liabilities	1,514,196	9,880,123	49,335,931
TOTAL LIABILITIES	1,514,196	9,880,123	49,335,931
Equity:
Common Shares	31,091	202,870	201,240
Additional paid-in capital	470,198,503	3,068,045,239	2,987,363,137
Retained earnings (Accumulated deficits)	(2,230,060)	(14,551,146)	1,311,194,007
Accumulated other comprehensive income	3,227,444	21,059,073	67,100,802
Total X Financial shareholders' equity	471,226,978	3,074,756,036	4,365,859,186
TOTAL LIABILITIES AND EQUITY	$ 472,741,174	¥ 3,084,636,159	¥ 4,415,195,117